Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax and social contribution expense
	For the year ended December 31,
	2022	2021	2020

Earnings before income tax and social contribution	1,335	1,849	1,625
Expense of income tax and social contribution	(454)	(629)	(553)
Adjustments to reflect the effective rate
Tax fines	(2)	(1)	(1)
Share of profits	15	16	105
Interest on Equity	17	22	-
ICMS subsidy - tax incentives (i)	248	241	-
Interest Selic credits (ii)	-	81	-
Credits of monetary corrections	64	11	-
Tax benefits	3	22	29
Other permanent differences	(6)	(2)	(16)
Effective income tax	(115)	(239)	(436)
Income tax and social contribution for the year
Current	(75)	(366)	(704)
Deferred	(40)	127	268
Income tax and social contribution expenses	(115)	(239)	(436)
Effective rate	8.6%	12.9%	26.8%

Schedule of key components of deferred income tax and social contribution in the balance sheets
	As of December 31,
	2022			2021
	Assets	Liabilities	Net	Assets	Liabilities	Net
Deferred income tax and social contribution
Tax losses	213	-	213	167	-	167
Provision for legal proceedings	44	-	44	59	-	59
Exchange rate variation	-	(28)	(28)	-	(7)	(7)
Goodwill tax amortization	-	(317)	(317)	-	(317)	(317)
Fair value adjustment	-	(29)	(29)	1	-	1
Property, plant and equipment, intangible and investment properties	30	-	30	33	-	33
Unrealized losses with tax credits	-	(6)	(6)	-	(28)	(28)
Provision for restructuring	12	-	12	-	-	-
Borrowings costs	-	(35)	(35)	-	(30)	(30)
Lease net of right of use	101	-	101	150	-	150
Provision of inventory	26	-	26	15	-	15
Others	-	(5)	(5)	2	-	2
Gross deferred income tax and social contribution assets (liabilities)	426	(420)	6	427	(382)	45
Compensation	(420)	420	-	(382)	382	-

Net deferred income tax and social contribution assets (liabilities), net	6	-	6	45	-	45

Schedule of estimates the recovery of the deferred tax assets
Years	Amounts
Up to 1 year	47
From 1 year to 2 years	44
From 2 year to 3 years	213
From 4 years to 5 years	5
More than 5 years	117
426

Schedule of changes in deferred income tax and social contribution
	For the year ended December 31,
	2022	2021	2020
At the beginning of the year	45	(82)	(1,191)
Benefits (expenses) in the year	(40)	127	372
Corporate reorganization	-	-	45
Deconsolidation	-	-	883
Income tax effect	1	-	-
Exchange variation	-	-	(193)
Others	-	-	2
At the end of the year	6	45	(82)